VARIABLE INTEREST ENTITIES (Details Textual)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 60,054,462	$ 8,860,963	¥ 42,728,277	¥ 51,512,900
Operating expenses	46,574,986	6,872,082	47,158,012	45,628,406
Net income (loss)	(31,445,147)	(4,639,692)	(40,882,577)	(31,456,388)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	60,054,462	8,860,963	42,728,277	51,512,900
Operating expenses	18,074,743	2,666,906	31,590,843	34,257,359
Net income (loss)	¥ (2,757,013)	$ (406,794)	¥ (25,481,256)	¥ (21,882,903)